REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE
Summary of revenue by product

	Three Months Ended March 31,
	2022	2021
Creative	$148,398	$144,651
Editorial	78,753	70,359
Other	3,827	3,382
Total Revenue	$230,978	$218,392

The following table summarizes the Company’s revenue by product (in thousands):

	Year Ended December 31,
	2021	2020
Creative Stills	$596,917	$532,732
Editorial Stills	306,631	266,699
Other	15,140	15,970
Total Revenue	$918,688	$815,401